Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000162358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Municipal High Income ETF
Class Name	First Trust Municipal High Income ETF
Trading Symbol	FMHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$35	0.68%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.66%.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.66%.
Expenses Excluding Extraordinary Expenses, Percent	0.66%
Material Change Date	Feb. 01, 2026
Net Assets	$ 905,467,745
Holdings Count | Holding	692
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$905,467,745
Total number of portfolio holdings	692
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.8%
Continuing Care Retirement Communities	14.0%
Industrial Development Bond	8.9%
Education	8.5%
Hospital	7.3%
Airport	5.4%
Government Obligation Bond - Limited Tax	4.7%
Dedicated Tax	4.0%
Government Obligation Bond - Unlimited Tax	3.7%
All Other	25.7%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMHI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMHI
C000172840 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Developed International ETF
Class Name	First Trust Horizon Managed Volatility Developed International ETF
Trading Symbol	HDMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HDMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$43	0.82%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Net Assets	$ 16,615,888
Holdings Count | Holding	153
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$16,615,888
Total number of portfolio holdings	153
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oversea-Chinese Banking Corp., Ltd.	2.4%
MTR Corp., Ltd.	2.3%
CLP Holdings Ltd.	2.1%
Power Assets Holdings Ltd.	2.0%
Hong Kong & China Gas Co., Ltd.	1.9%
United Overseas Bank Ltd.	1.8%
Wilmar International Ltd.	1.7%
CapitaLand Integrated Commercial Trust	1.6%
Telstra Group Ltd.	1.6%
Singapore Airlines Ltd.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oversea-Chinese Banking Corp., Ltd.	2.4%
MTR Corp., Ltd.	2.3%
CLP Holdings Ltd.	2.1%
Power Assets Holdings Ltd.	2.0%
Hong Kong & China Gas Co., Ltd.	1.9%
United Overseas Bank Ltd.	1.8%
Wilmar International Ltd.	1.7%
CapitaLand Integrated Commercial Trust	1.6%
Telstra Group Ltd.	1.6%
Singapore Airlines Ltd.	1.4%

C000172841 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Domestic ETF
Class Name	First Trust Horizon Managed Volatility Domestic ETF
Trading Symbol	HUSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HUSV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$36	0.72%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[5],[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Net Assets	$ 72,935,205
Holdings Count | Holding	102
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$72,935,205
Total number of portfolio holdings	102
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Teledyne Technologies, Inc.	2.6%
Coca-Cola (The) Co.	2.6%
Cisco Systems, Inc.	2.2%
Cognizant Technology Solutions Corp., Class A	2.1%
Roper Technologies, Inc.	2.0%
Motorola Solutions, Inc.	1.9%
Realty Income Corp.	1.8%
Linde PLC	1.8%
VeriSign, Inc.	1.7%
Waste Management, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Teledyne Technologies, Inc.	2.6%
Coca-Cola (The) Co.	2.6%
Cisco Systems, Inc.	2.2%
Cognizant Technology Solutions Corp., Class A	2.1%
Roper Technologies, Inc.	2.0%
Motorola Solutions, Inc.	1.9%
Realty Income Corp.	1.8%
Linde PLC	1.8%
VeriSign, Inc.	1.7%
Waste Management, Inc.	1.7%

C000187865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust California Municipal High Income ETF
Class Name	First Trust California Municipal High Income ETF
Trading Symbol	FCAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCAL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$33	0.64%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.
Expenses Excluding Extraordinary Expenses, Percent	0.62%
Material Change Date	Feb. 01, 2026
Net Assets	$ 205,549,157
Holdings Count | Holding	268
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$205,549,157
Total number of portfolio holdings	268
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.5%
Special Assessment	13.1%
Government Obligation Bond - Unlimited Tax	9.6%
Airport	7.7%
Certificates of Participation	6.8%
Education	6.6%
Hospital	6.2%
Water & Sewer	5.9%
Industrial Development Bond	4.9%
All Other	25.7%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCAL or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCAL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FCAL
C000205579 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Ultra Short Duration Municipal ETF
Class Name	First Trust Ultra Short Duration Municipal ETF
Trading Symbol	FUMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FUMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$22	0.44%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
Expenses Excluding Extraordinary Expenses, Percent	0.42%
Material Change Date	Feb. 01, 2026
Net Assets	$ 240,276,259
Holdings Count | Holding	225
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$240,276,259
Total number of portfolio holdings	225
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	13.5%
Hospital	12.3%
Government Obligation Bond - Limited Tax	10.7%
Insured	9.2%
Industrial Development Bond	8.1%
Airport	8.1%
Dedicated Tax	6.0%
Certificates of Participation	5.7%
Gas	5.3%
All Other	21.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FUMB
C000205581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration Managed Municipal ETF
Class Name	First Trust Short Duration Managed Municipal ETF
Trading Symbol	FSMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$27	0.53%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.51%.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[11],[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.51%.
Expenses Excluding Extraordinary Expenses, Percent	0.51%
Material Change Date	Feb. 01, 2026
Net Assets	$ 538,059,101
Holdings Count | Holding	498
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$538,059,101
Total number of portfolio holdings	498
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Gas	15.2%
Hospital	11.1%
Industrial Development Bond	10.8%
Utility	9.7%
Airport	9.7%
Continuing Care Retirement Communities	8.2%
Special Assessment	7.0%
Housing	6.8%
Insured	3.4%
All Other	18.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.34%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.34%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSMB
C000216993 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage ETF
Class Name	First Trust Merger Arbitrage ETF
Trading Symbol	MARB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$71(2)	1.38%(2) (3) (4)
(1)	Includes dividend expense on investments sold short.
(2)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(3)	Annualized.
(4)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.36%.

Expenses Paid, Amount	$ 71	[13],[14]
Expense Ratio, Percent	1.38%	[13],[14],[15],[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.36%.
Expenses Excluding Extraordinary Expenses, Percent	1.36%
Material Change Date	Jan. 23, 2026
Net Assets	$ 39,282,188
Holdings Count | Holding	27
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$39,282,188
Total number of portfolio holdings	27
Portfolio turnover rate	209%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	52.8%
Rights	0.0%
Money Market Funds	42.7%
Common Stocks Sold Short	(6.3%)
Net Other Assets and Liabilities	10.8%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARB or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting held on or about January 23, 2026, the Board of Directors for MARB approved a change in the Fund’s name and investment policy. This change is expected to occur early in the second quarter of 2026. The Fund’s name will change to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker will change to “NTRL.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy whereby it invests at least 80% of its net assets (including investment borrowings) in financial derivative instruments (exchange-traded or over-the-counter) that provide exposure to U.S exchange-listed equity securities, U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities and/or U.S. exchange-listed equity securities.
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer pursue its current merger arbitrage strategy, and it will instead seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. The Fund will pursue its investment objective by establishing long and short positions in U.S. exchange-listed equity securities, including exposure obtained through ETFs and financial derivative instruments such as futures or total return swaps. The Fund will generally seek to have exposure ranging from approximately 150%-250% to long positions and approximately 150%-250% to short positions. Additionally, the Fund’s annual unitary management fee will be reduced to 0.95% of the Fund’s average daily net assets. The Fund’s portfolio management team will change to members of the First Trust Alternatives Investment Team, and the Fund will no longer have a sub-advisor.

Material Fund Change Name [Text Block]
At a meeting held on or about January 23, 2026, the Board of Directors for MARB approved a change in the Fund’s name and investment policy. This change is expected to occur early in the second quarter of 2026. The Fund’s name will change to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker will change to “NTRL.”

Material Fund Change Objectives [Text Block]	The Fund will pursue its investment objective by establishing long and short positions in U.S. exchange-listed equity securities, including exposure obtained through ETFs and financial derivative instruments such as futures or total return swaps.
Material Fund Change Expenses [Text Block]	Additionally, the Fund’s annual unitary management fee will be reduced to 0.95% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer pursue its current merger arbitrage strategy, and it will instead seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MARB
C000218390 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Small/Mid ETF
Class Name	First Trust Horizon Managed Volatility Small/Mid ETF
Trading Symbol	HSMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HSMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$42	0.81%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[17],[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Net Assets	$ 29,434,774
Holdings Count | Holding	152
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$29,434,774
Total number of portfolio holdings	152
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
New Jersey Resources Corp.	1.7%
Four Corners Property Trust, Inc.	1.6%
Ellington Financial, Inc.	1.6%
Gaming and Leisure Properties, Inc.	1.6%
OGE Energy Corp.	1.5%
Starwood Property Trust, Inc.	1.5%
IDACORP, Inc.	1.5%
Ingredion, Inc.	1.4%
Annaly Capital Management, Inc.	1.3%
Graco, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
New Jersey Resources Corp.	1.7%
Four Corners Property Trust, Inc.	1.6%
Ellington Financial, Inc.	1.6%
Gaming and Leisure Properties, Inc.	1.6%
OGE Energy Corp.	1.5%
Starwood Property Trust, Inc.	1.5%
IDACORP, Inc.	1.5%
Ingredion, Inc.	1.4%
Annaly Capital Management, Inc.	1.3%
Graco, Inc.	1.3%

C000223991 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New York Municipal High Income ETF
Class Name	First Trust New York Municipal High Income ETF
Trading Symbol	FMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$33	0.63%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[19],[20]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.
Expenses Excluding Extraordinary Expenses, Percent	0.62%
Material Change Date	Feb. 01, 2026
Net Assets	$ 29,501,155
Holdings Count | Holding	94
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$29,501,155
Total number of portfolio holdings	94
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Dedicated Tax	12.9%
Higher Education	10.3%
Government Obligation Bond - Unlimited Tax	8.1%
Insured	7.4%
Utility	7.2%
Hospital	6.9%
Water & Sewer	6.4%
Industrial Development Bond	5.7%
Housing	5.6%
All Other	29.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMNY

[1]	Annualized.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.66%.
[3]	Annualized.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[5]	Annualized.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[7]	Annualized.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.
[9]	Annualized.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
[11]	Annualized.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.51%.
[13]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[14]	Includes dividend expense on investments sold short.
[15]	Annualized.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.36%.
[17]	Annualized.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[19]	Annualized.
[20]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.